RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	9 Months Ended
Dec. 31, 2016
Notes to Financial Statements
NOTE 2 - RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company has restated its financial statements as of December 31, 2016 and for the period from April 4, 2016 (inception) to December 31, 2016 to correct errors identified in the Balance Sheet, Statement of Operations, Statement of Stockholders' Deficit, and Statement of Cash Flows. The restatement corrects the following items:

(1)	To correct the balances of cash, common stock, additional paid-in capital, and the number of common shares issued and outstanding stated on the Balance Sheet;

(2)	To correct the weighted average number of shares stated on the Statement of Operations;

(3)	To correct the number of common shares and balances for the issuance of common stock stated on the Statement of Stockholders' Deficit; and

(4)	To correct the amount of proceeds from issuance of common stock stated under Financing Activities on the Statement of Cash Flows.

The effects of the adjustments on the Company's previously issued financial statements for the year ended December 31, 2016 are summarized as follows:

Selected Balance Sheet information as of December 31, 2016:

	Previously	Effect of	As
	Reported	Restatement	Restated
Current assets
Cash	$-	$415	$415
Total assets	-	415	415

Stockholders' deficit
Common stock	670	42	712
Additional paid-in capital	1,769	373	2,142
Total stockholders' deficit	(5,000)	415	(4,585)
Total liabilities and stockholders' deficit	-	415	415

Selected Statement of Operations information for the period from April 4, 2016 (inception) to December 31, 2016:

	Previously	Effect of	As
	Reported	Restatement	Restated

Weighted average shares-basic and diluted	19,363,389	72,983	19,290,406

Selected Statement of Stockholders' Deficit information for the period from April 4, 2016 (inception) to December 31, 2016:

	Previously Reported	Effect of Restatement	As Restated

Issuance of common stock to founders for no consideration - number of shares	26,100,000	(6,100,000)	20,000,000

Issuance of common stock to founders for no consideration - Amount of Common Stock	$2,610	$(610)	$2,000

Issuance of common stock to founders for no consideration - Discount on Common Stock	(2,610)	610	(2,000)

Issuance of common stock for change in control - Number of Shares	-	6,100,000	6,100,000

Issuance of common stock for change in control - Amount of Common Stock	$-	$610	$610

Issuance of common stock for change in control - Discount on Common Stock	-	(610)	(610)

Issuance of common stock for cash - Number of of Shares	-	415,000	415,000

Issuance of common stock for cash - Amount of Common Stock	$-	$42	$42

Issuance of common stock for cash - Additional Paid-in Capital	-	373	373

Issuance of common stock for cash - Total Stockholders' Deficit	-	415	415

Balance, December 31, 2016 - Number of Shares	6,700,000	415,000	7,115,000

Balance, December 31, 2016 - Amount of Common Stock	$670	$42	$712

Balance, December 31, 2016 - Additional Paid-in Capital	1,769	373	2,142

Balance, December 31, 2016 - Total Stockholders' Deficit	(5,000)	415	(4,585)

Selected Statement of Cash Flows information for the period from April 4, 2016 (inception) to December 31, 2016:

	Previously	Effect of	As
	Reported	Restatement	Restated
FINANCING ACTIVITIES
Proceeds from issuance of common stock	$-	$415	$415
Net cash provided by financing activities	-	415	415
Net increase in cash	-	415	415
Cash, end of period	-	415	415

NON-CASH TRANSACTION:
Common stock issued to founders for no consideration	670	(610)	60
Common stock issued to officer for no consideration	-	610	610